LORD ABBETT SECURITIES TRUST
90 Hudson Street
Jersey City, NJ  07302

September 13, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:	Lord Abbett Securities Trust (the “Trust”)
File Nos. 33-58846 and 811-07538

Ladies and Gentlemen:

In accordance with the requirements of paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment reflects changes made in response to the Commission staff’s comments on Post-Effective Amendment No. 53 pursuant to Rule 485(a), which was filed with the Commission on July 2, 2007.  The Amendment also includes certain updated financial information and reflects certain non-material changes.

In addition, pursuant to correspondence dated June 14, 2007 and September 6, 2007, the Trust requested Rule 485(b)(1)(vii) treatment from the staff of the Commission to file the Amendment to establish new classes of shares for fee-based platforms (Class F shares) and for retirement platforms (Class R2 and Class R3 shares), for certain of its series.  Pursuant to a telephone conversation on September 10, 2007, between Patricia Williams of the Commission and Amy E. Shapiro of Lord, Abbett & Co. LLC, the Trust has received permission to file the Amendment under Rule 485(b)(1)(vii).  The Amendment provides information about the Trust’s existing Class A, B, C, P, and Y shares, information about the new Class F, R2, and R3 shares, and certain other revised general disclosures.

The Trust represents that:  (1) the Amendment would otherwise qualify for a filing under Rule 485(b) but for establishment of the Class F, Class R2, and Class R3 shares, (2) the Amendment will contain disclosure relating to the Class F, Class R2, and Class R3 shares that is substantially identical to the disclosure in the registration statement of the Lord Abbett Bond-Debenture Fund, Inc. that was filed in accordance with the requirements of Rules 485(a) and

485(b) under the Securities Act on July 2, 2007 and September 11, 2007, respectively, and reviewed by the Commission staff, and (3) the Trust’s registration statement has been reviewed by the staff and is currently effective.  The filing is designated to become effective on September 14, 2007.

In connection with this filing, the Trust acknowledges the following:  (i) it is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to the disclosure in response to staff comments, if any, do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any communication relating to this filing should be directed to Brooke Brown at (201) 827-2279 or the undersigned at (201) 827-2264.

Sincerely,

/s/ Christina T. Simmons
Christina T. Simmons
Vice President and Assistant Secretary